Principal Accounting Policies - Summary of Income and Cash Flow Statement Amounts and Balances of the Consolidated VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	¥ 6,733,644	$ 976,287	¥ 4,657,019	¥ 2,580,820
Net loss (income)	411,900	59,720	(3,654,528)	(3,470,480)
Net cash provided by (used in) operating activities	(15,520)	(2,248)	(211,419)	574,742
Net cash used in investing activities	2,131,221	309,000	(14,398,973)	(2,690,895)
Net cash (used in) provided by financing activities	(1,330,175)	$ (192,857)	8,901,514	8,324,448
Variable Interest Entity, Primary Beneficiary [Member]
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	5,648,742		4,611,044	2,553,535
Net loss (income)	(1,779,515)		(920,960)	223,957
Net cash provided by (used in) operating activities	615,584		(286,501)	682,745
Net cash used in investing activities	(69,854)		(815,721)	(72,390)
Net cash (used in) provided by financing activities	¥ (9,000)		¥ 42,100	¥ (888,700)